Other Income and Expenses (Details) - Schedule of other income and expenses - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other income and expenses [Abstract]
IFRS 2 expense on the Transaction (non-cash)	£ 240,810
Fair value movement in warrants	(26,671)
Total	£ 214,140